Form N-1A Supplement	Aug. 21, 2026
Dan IVES Wedbush AI Revolution ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Prospectus and Statement of Additional Information dated June 2, 2025,

and Summary Prospectus dated June 3, 2025, of the

Dan IVES Wedbush AI Revolution ETF (the “Fund”)

August 21, 2026

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

Wedbush Fund Advisers, LLC has entered into a Research License and Coordination Agreement with Yorkville & Ives Co., LLC, pursuant to which Wedbush has agreed to license the use of the AI Report compiled by Dan Ives. Accordingly, the Prospectus is revised as follows.

The second paragraph of the section of the Prospectus titled “Principal Investment Strategies of the Fund” is hereby deleted and replaced with the following:

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI 30 Research Report (the “AI Report”). The AI Report was originally created by Dan Ives while he was employed at Wedbush Securities Inc. (“Wedbush”). Dan Ives will continue to compile the AI Report in his new role as Partner and Senior Managing Director, Tech Analyst at Yorkville Ives & Co., LLC, pending certain regulatory approvals. The AI Report is a publicly available research report, comprising companies that have been identified as significant creators, enablers or adopters of artificial intelligence (“AI”) technologies through their strategic focus, partnerships, innovation, product development, or integration of AI into their operations. The AI Report is released on a semi-annual basis, but may be released more frequently in the event there are materials developments in the AI industry. Pending the necessary regulatory approvals for Mr. Ives to continue to compile the AI Report, the Equity Research team of Wedbush Securities Inc. (“Wedbush”), in lieu of Dan Ives, will monitor for material developments in the AI industry and update the AI Report as appropriate.

The fifth paragraph of the section of the Prospectus titled “DISCLAIMERS AND LICENSES” is hereby deleted and replaced with the following:

Dan Ives is a Tech analyst, Partner and Senior Managing Director at Yorkville & Ives Co., LLC (“Yorkville”). The Adviser has entered into a Research License and Coordination Agreement (the “License Agreement”) with Yorkville, pursuant to which Yorkville has agreed to license to the Adviser the use of the AI Report, pending certain regulatory approvals. In addition, the Adviser has licensed the use of the name “Dan Ives” and “Ives,” pursuant to a Sublicense Agreement dated June 2, 2025, as amended, between Wedbush and the Adviser (the “Sub-License Agreement”). Under the License Agreement, the Adviser will pay Yorkville a fee at a fixed rate based on a percentage of the Fund’s assets. Under the Sub-License Agreement, the Adviser will pay Wedbush a fee at a fixed rate based on a percentage of the Fund’s assets. Dan Ives will not receive separate compensation under either the License Agreement or the Sub-License Agreement. None of Wedbush, Yorkville or Dan Ives: (i) is affiliated with the Distributor, Solactive AG or any of their respective affiliates; (ii) makes investment decisions, provides investment advice, or otherwise acts in the capacity of an investment adviser to the Fund; or (iii) is involved in the maintenance of the Index or acts in the capacity of an index provider.

Please retain this Supplement with your Summary Prospectus, Prospectus

And Statement of Additional Information for future reference.